Related parties - Disclosure of aggregate compensation of the members of the Group’s Board of Directors and CEO (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related party transactions [abstract]
Fixed compensation owed	€ 601	€ 578	€ 471
Variable compensation owed	450		282
Contributions in-kind	111	68	32
Employer contributions	0	0	0
Attendance fees—board of directors	608	495	375
Share-based payments	8,098	10,517	6,561
Consulting fees	0	0	1,210
Total	€ 9,869	€ 11,657	€ 8,930